GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Intangible Assets
As of March 31, 2025 and December 31, 2024, goodwill and other intangible assets consisted of the following:

	March 31, 2025	December 31, 2024

	(in thousands)

Goodwill	$16,898,471	$16,777,532
Other intangible assets:
Customer-related intangible assets	$5,158,640	$5,115,719
Acquired technologies	1,943,359	1,935,461
Contract-based intangible assets	2,224,265	2,186,714
Trademarks and trade names	468,446	468,155
	9,794,710	9,706,049
Less accumulated amortization:
Customer-related intangible assets	3,007,867	2,885,615
Acquired technologies	1,524,584	1,472,833
Contract-based intangible assets	452,926	407,453
Trademarks and trade names	415,042	412,766
	5,400,419	5,178,667
	$4,394,291	$4,527,382

As of December 31, 2024 and 2023, goodwill and other intangible assets consisted of the following:

	2024	2023

	(in thousands)

Goodwill	$16,777,532	$17,226,828

Other intangible assets:
Customer-related intangible assets	$5,115,719	$5,410,691
Acquired technologies	1,935,461	1,889,315
Contract-based intangible assets	2,186,714	2,130,186
Trademarks and trade names	468,155	494,319
	9,706,049	9,924,511
Less accumulated amortization:
Customer-related intangible assets	2,885,615	2,647,535
Acquired technologies	1,472,833	1,373,906
Contract-based intangible assets	407,453	287,309
Trademarks and trade names	412,766	390,134
	5,178,667	4,698,884
	$4,527,382	$5,225,627

Schedule of Reportable Segment in Carrying Amount of Goodwill
The following table sets forth the changes in the carrying amount of goodwill for the three months ended March 31, 2025:

Merchant Solutions

(in thousands)
Balance at December 31, 2024	$16,777,532
Effect of foreign currency translation	117,469
Measurement period adjustments	3,470
Balance at March 31, 2025	$16,898,471

The following table sets forth the changes by reportable segment in the carrying amount of goodwill for the years ended December 31, 2024, 2023 and 2022:

	Merchant Solutions	Consumer Solutions	Total

	(in thousands)

Balance at December 31, 2021	$14,063,682	$841,578	14,905,260
Goodwill acquired	3,296	—	3,296
Effect of foreign currency translation	(66,251)	—	(66,251)
Goodwill derecognized in connection with the sale of a business (1)	(17,719)	—	(17,719)
Impairment of goodwill (2)	—	(833,075)	(833,075)
Reallocation of accumulated impairment losses due to change in reporting units (2)	—	357,933	357,933
Reclassification of goodwill to assets held for sale (3)	(163,105)	(366,436)	(529,541)
Measurement-period adjustments	(2,958)	—	(2,958)
Balance at December 31, 2022	13,816,945	—	13,816,945
Goodwill acquired (4)	3,283,285	—	3,283,285
Effect of foreign currency translation	126,835	—	126,835
Measurement-period adjustments	(237)	—	(237)
Balance at December 31, 2023	17,226,828	—	17,226,828
Goodwill acquired	193,252	—	193,252
Effect of foreign currency translation	(223,564)	—	(223,564)
Goodwill derecognized in connection with the sale of a business (5)	(438,911)	—	(438,911)
Measurement-period adjustments	19,927	—	19,927
Balance at December 31, 2024	$16,777,532	$—	$16,777,532

(1) Reflects goodwill derecognized in connection with the sale of our Merchant Solutions business in Russia. See “Note 3—Business Dispositions and Discontinued Operations” for further discussion.

(2) Reflects a goodwill impairment charge related to our former Business and Consumer Solutions reporting unit. In connection with the change in presentation of segment information during the year ended December 31, 2022, a portion of the accumulated impairment losses associated with our former Business and Consumer Solutions reporting unit was reallocated based on relative fair value to our Issuer Solutions reporting unit, which is now classified as a discontinued operation. See "Note 1—Basis of Presentation and Summary of Significant Accounting Policies" for further discussion on the goodwill impairment charge.

(3) Reflects the reclassification of goodwill in connection with the presentation of the consumer and gaming businesses as held for sale. See “Note 3—Business Dispositions and Discontinued Operations” for further discussion.

(4) Reflects goodwill acquired in connection with our EVO acquisition. See “Note 2—Acquisitions” for further discussion.

(5) Reflects goodwill derecognized in connection with the sale of our AdvancedMD business. See “Note 3—Business Dispositions and Discontinued Operations” for further discussion.

Schedule of Expected Amortization Expense
The estimated amortization expense of acquired intangibles as of December 31, 2024 for the next five years, calculated using the currency exchange rate at the date of acquisition, if applicable, is as follows (in thousands):

2025	$791,025
2026	694,425
2027	567,681
2028	496,020
2029	411,673